Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

The following is a description of the more significant accounting and reporting policies used in the preparation and presentation of the accompanying consolidated financial statements.  All significant intercompany transactions have been eliminated in consolidation.

(a)	Basis of Consolidation and Nature of Operations
The accompanying consolidated financial statements include the accounts of Security Federal Corporation (the “Company”) and its wholly owned subsidiary, Security Federal Bank (the “Bank”) and the Bank’s wholly owned subsidiaries, Security Federal Insurance, Inc. (“SFINS”) and Security Financial Services Corporation (“SFSC”).  Security Federal Corporation has a wholly owned subsidiary, Security Federal Statutory Trust (the “Trust”), which issued and sold fixed and floating rate capital securities of the Trust.  However, under current accounting guidance, the Trust is not consolidated in the financial statements.  The Bank is primarily engaged in the business of accepting savings and demand deposits and originating mortgage loans and other loans to individuals and small businesses for various personal and commercial purposes.  SFINS was formed during fiscal 2002 and began operating during the December 2001 quarter.  SFINS is an insurance agency offering auto, business, health, and home insurance.  SFINS has a wholly owned subsidiary, Collier Jennings Financial Corporation which has as subsidiaries Security Federal Auto Insurance, The Auto Insurance Store Inc., and Security Federal Premium Pay Plans Inc. Security Federal Premium Pay Plans Inc. has one wholly owned premium finance subsidiary and also has an ownership interest in four other premium finance subsidiaries.

(b)	Change in Fiscal Year
The Company's Board of Directors approved a change in the Company's fiscal year end from March 31 to December 31, effective December 31, 2012. As a result of this change, the consolidated financial statements for the prior period include the Company's financial results for the nine month transition period from April 1, 2012 to December 31, 2012. The following table presents certain comparative transition period condensed financial information for the periods ended December 31, 2013 and 2012.

	For the Year Ended December 31,		For the Nine Months Ended December 31,
	2013	2012	2013	2012
		(Unaudited)	(Unaudited)
Interest Income	$30,447,367	$33,742,799	$22,743,098	$24,791,224
Interest Expense	7,532,936	10,273,737	5,419,314	7,459,816
Net Interest Income	22,914,431	23,469,062	17,323,784	17,331,408
Provision For Loan Losses	2,645,381	3,925,000	1,500,000	1,975,000
Net Interest Income After Provision For Loan Losses	20,269,050	19,544,062	15,823,784	15,356,408
Non-Interest Income	6,895,804	5,979,341	4,950,822	4,364,854
General And Administrative Expenses	22,033,308	22,187,423	16,520,424	17,062,554
Income Before Income Taxes	5,131,546	3,335,980	4,254,182	2,658,708
Provision For Income Taxes	1,340,384	951,084	1,134,389	703,759
Net Income	3,791,162	2,384,896	3,119,793	1,954,949
Preferred Stock Dividends	440,000	440,000	330,000	330,000
Net Income Available To Common Shareholders	$3,351,162	$1,944,896	$2,789,793	$1,624,949

Net Income Per Common Share (Basic)	$1.14	$0.66	$0.95	$0.55
Net Income Per Common Share (Diluted)	$1.12	$0.66	$0.95	$0.55
Cash Dividend Per Share On Common Stock	$0.32	$0.32	$0.24	$0.24

(1)	Significant Accounting Policies, Continued

(c)	Cash and Cash Equivalents
For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, interest-bearing balances in other banks, and federal funds sold.  Cash equivalents have original maturities of three months or less.

(d)	Investment and Mortgage-Backed Securities
Investment securities, including mortgage-backed securities, are classified in one of three categories: held to maturity, available for sale, or trading.  Management determines the appropriate classification of debt securities at the time of purchase. Investment securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity.  These securities are recorded at cost and adjusted for amortization of premiums and accretion of discounts over the estimated life of the security using a method that approximates a level yield.  Prepayment assumptions on mortgage-backed securities are anticipated.

Management classifies investment securities that are not considered to be held to maturity as available for sale.  This type of investment is stated at fair value with unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity (“accumulated other comprehensive income”).  Gains and losses from sales of investment and mortgage-backed securities available for sale are determined using the specific identification method.  The Company had no investment or trading securities.

(e)	Loans Receivable Held for Investment
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest is recognized over the term of the loan based on the outstanding loan balance. Fees charged for originating loans, if any, are deferred and offset by the deferral of certain direct expenses associated with loans originated. The net deferred fees are recognized as yield adjustments by applying the interest method.

(f)	Allowance for Loan Losses
The Company provides for loan losses using the allowance method.  Accordingly, all loan losses are charged to the related allowance and all recoveries are credited to the allowance for loan losses.

Additions to the allowance for loan losses are provided by charges to operations based on various factors, which, in management’s judgment, deserve current recognition in estimating possible losses.  Such factors considered by management include the fair value of the underlying collateral, stated guarantees by the borrower (if applicable), the borrower’s ability to repay from other economic resources, growth and composition of the loan portfolio, the relationship of the allowance for loan losses to the outstanding loans, loss experience, delinquency trends, and general economic conditions.  Management evaluates the carrying value of the loans periodically and the allowance is adjusted accordingly. While management uses the best information available to make evaluations, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in making these evaluations.  The allowance for loan losses is subject to periodic evaluations by bank regulatory agencies that may require adjustments to be made to the allowance based upon the information that is available at the time of their examination.

The Company values impaired loans at the loan’s fair value if it is probable that the Company will be unable to collect all amounts due according to the terms of the loan agreement at the present value of expected cash flows, the market price of the loan, if available, or the value of the underlying collateral.  Expected cash flows are required to be discounted at the loan’s effective interest rate.  When the ultimate collectibility of an impaired loan’s principal is in doubt, wholly or partially, all cash receipts are applied to principal.  When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement first to interest and then to principal.  Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income to the extent that any interest has been foregone.  Further cash receipts are recorded as recoveries of any amounts previously charged off.

(g)	Loans Receivable Held for Sale
Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses are provided for in a valuation allowance by charges to operations.

(1)	Significant Accounting Policies, Continued

(h)	Real Estate Owned and Other
Real estate owned represents real estate and other assets acquired through foreclosure or repossession and are initially recorded at the estimated fair value less costs to sell.  Subsequent improvements are capitalized.  Costs of holding real estate, such as property taxes, insurance, general maintenance and interest expense, are expensed as a period cost.  Fair values are reviewed regularly and allowances for possible losses are established when the carrying value of the asset owned exceeds the fair value less estimated costs to sell.  Fair values are generally determined by reference to an outside appraisal.

(i)	Premises and Equipment
Premises and equipment are carried at cost, net of accumulated depreciation.  Depreciation of premises and equipment is amortized on a straight-line method over the estimated useful life of the related asset.  Estimated lives are seven to 40 years for buildings and improvements and generally three to 10 years for furniture, fixtures and equipment.  Maintenance and repairs are charged to current expense.  The cost of major renewals and improvements are capitalized.

(j)	Intangible Assets and Goodwill
Intangible Assets consist of the customer list and employment contracts resulting from the Company’s acquisition of Collier Jennings Financial Corporation in July 2006.  The goodwill also is a result of the excess of the cost over the fair value of net assets resulting from the Collier Jennings acquisition.

Intangible assets are amortized over their estimated economic lives using methods that reflect the pattern in which the economic benefits are utilized.  Goodwill is reviewed for impairment annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

(k)	Income Taxes
Income tax expense or benefit is recognized for the net change during the year in the deferred tax liability or asset.  That amount together with income taxes currently payable is the total amount of income tax expense or benefit for the year.  Deferred taxes are provided for by the differences in financial reporting bases for assets and liabilities compared with their tax bases.  Generally, a current tax liability or asset is established for taxes presently payable or refundable and a deferred tax liability or asset is established for future tax items.  A valuation allowance, if applicable, is established for deferred tax assets that may not be realized.  Tax bad debt reserves in excess of the base year amount (established as taxable years ending March 31, 1988 or later) would create a deferred tax liability.  Deferred income taxes are provided for in differences between the provision for loan losses for financial statement purposes and those allowed for income tax purposes.

The Company adopted accounting guidance which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosures.

There have been no gross amounts of unrecognized tax benefits or interest or penalties related to uncertain tax positions since adoption. There are no unrecognized tax benefits that would, if recognized, affect the effective tax rate. There are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. Years prior to March 31, 2010 are closed for federal, state and local income tax matters.

(l)	Loan Fees and Costs Associated with Originating Loans
Loan fees received, net of direct incremental costs of originating loans, are deferred and amortized over the contractual life of the related loan.  The net fees are recognized as yield adjustments by applying the interest method.  Prepayments are not anticipated.

(1)	Significant Accounting Policies, Continued

(m)	Interest Income
Interest on loans is accrued and credited to income monthly based on the principal balance outstanding and the contractual rate on the loan.  The Company places loans on non-accrual status when they become greater than 90 days delinquent or when, in the opinion of management, full collection of principal or interest is unlikely.  When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received first to principal and then to interest income. The loans are returned to an accrual status when full collection of principal and interest appears likely.

(n)	Advertising Expense
Advertising and public relations costs are generally expensed as incurred.  External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.  Advertising and public relations costs of $355,678, $303,754, and $387,079 were included in the Company’s results of operations for the year ended December 31, 2013, the nine months ended December 31, 2012 and the year ended March 31, 2012, respectively.

(o)	Stock-Based Compensation
The Company accounts for compensation costs under its stock option plans using the fair value method. This method requires the measurement of the cost of employee services received in exchange for an award of equity instruments based upon the fair value of the award on the grant date. The cost of the award is recognized in the income statement over the vesting period of the award.

(p)	Earnings Per Share
Accounting guidance specifies computation and presentation requirements for both basic earnings per share ("EPS") and, for entities with complex capital structures, diluted EPS.  Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding.  Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.  The dilutive effect of options and warrants outstanding is reflected in diluted earnings per share by application of the treasury stock method. The reverse treasury stock method is used to determine the dilutive effect of the mandatorily redeemable shares outstanding, which were issued by the Company in connection with the acquisition of the Collier-Jennings Companies.

Net income available to common shareholders represents consolidated net income adjusted for preferred dividends declared, accretion of discounts and amortization of premiums on preferred stock issuances and cumulative dividends related to the current dividend period that have not been declared as of period end.

The following tables provide a reconciliation of net income to net income available to common shareholders for the periods presented:

	For the Year Ended December 31,	For the Nine Months Ended December 31,	For the Year Ended March 31,
	2013	2012	2012
Earnings Available To Common Shareholders
Net Income	$3,791,162	$1,954,949	$1,795,375
Preferred Stock Dividends	440,000	330,000	440,000
Net Income Available To Common Shareholders	$3,351,162	$1,624,949	$1,355,375

(1)	Significant Accounting Policies, Continued

The following table shows the effect of dilutive options and warrants on the Company’s earnings per share for the periods indicated:

	For the Year Ended December 31,
	2013
	Income	Shares	Per Share Amounts
Basic EPS	$3,351,162	2,944,001	$1.14
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	$(0.02)
Diluted EPS	$3,652,928	3,248,201	$1.12

There were no dilutive securities or options for the nine months ended December 31, 2012 or the year ended March 31, 2012, therefore no reconciliation is provided.

The average market price used in calculating the assumed number of dilutive shares issued for the year ended December 31, 2013, for the nine months ended December 31, 2012 and the year ended March 31, 2012 was $11.37,$8.63, and $9.53 respectively. As a result of the average stock price being less than the exercise price of all options and warrants in year ended December 31, 2013, the nine months ended December 31, 2012 and the year ended March 31, 2012, the options are not dilutive in calculating diluted earnings per share for those periods.

(q)	Use of Estimates
The preparation of financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates.

(r)	Recently Issued Accounting Standards
The following is a summary of recent authoritative pronouncements that could affect accounting, reporting, and disclosure of financial information by the Company:

In July 2012, the Intangibles topic was amended to permit an entity to consider qualitative factors to determine whether it is more likely than not that indefinite-lived intangible assets are impaired. If it is determined to be more likely than not that indefinite-lived intangible assets are impaired, then the entity is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The amendments were effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The amendments did not have a material effect on the Company’s financial statements.

The Comprehensive Income topic of the Accounting Standards Codification ("ASC") was amended in June 2011. The amendment eliminated the option to present other comprehensive income as a part of the statement of changes in stockholders’ equity and required consecutive presentation of the statement of net income and other comprehensive income. The amendments were applicable to the Company April 1, 2012 and have been applied retrospectively. In December 2011, the topic was further amended to defer the effective date of presenting reclassification adjustments from other comprehensive income to net income on the face of the financial statements while the Financial Accounting Standards Board ("FASB") redeliberated the presentation requirements for the reclassification adjustments. In February 2013, the FASB further amended the Comprehensive Income topic clarifying the conclusions from such redeliberations. Specifically, the amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments do require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.

(1)	Significant Accounting Policies, Continued

In addition, in certain circumstances an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income.

The amendments were effective for the Company on a prospective basis for reporting periods beginning after December 15, 2012. These amendments did not have a material effect on the Company’s financial statements.

In April 2013, the FASB issued guidance addressing application of the liquidation basis of accounting. The guidance is intended to clarify when an entity should apply the liquidation basis of accounting. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The amendments will be effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein and those requirements should be applied prospectively from the day that liquidation becomes imminent. Early adoption is permitted. The Company does not expect these amendments to have any effect on its financial statements.

In July 2013, the FASB issued guidance to eliminate the diversity in practice regarding presentation of unrecognized tax benefits in the statement of financial position. Under the clarified guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, will be presented in the financial statements as a reduction to a deferred tax asset unless certain criteria are met. The requirements should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The amendments will be effective for the Company for reporting periods beginning after December 15, 2013. The Company does not expect these amendments to have a material effect on its financial statements.

In December 2013, the FASB amended the Master Glossary of the FASB Codification to define “Public Business Entity” to minimize the inconsistency and complexity of having multiple definitions of, or a diversity in practice as to what constitutes, a nonpublic entity and public entity within U.S. GAAP. The amendment does not affect existing requirements, however will be used by the FASB, the Private Company Council (“PCC”), and the Emerging Issues Task Force (“EITF”) in specifying the scope of future financial accounting and reporting guidance. The Company does not expect this amendment to have any effect on its financial statements.

In January 2014, the FASB amended the Receivables-Troubled Debt Restructurings by Creditors subtopic of the Codification to address the reclassification of consumer mortgage loans collateralized by residential real estate upon foreclosure. The amendments clarify the criteria for concluding that an in substance repossession or foreclosure has occurred, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The amendments also outline interim and annual disclosure requirements. The amendments will be effective for the Company for interim and annual reporting periods beginning after December 15, 2014. Companies are allowed to use either a modified retrospective transition method or a prospective transition method when adopting this update. Early adoption is permitted. The Company does not expect these amendments to have a material effect on its financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting authorities are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

(1)	Significant Accounting Policies, Continued

(s)       Risks and Uncertainties
In the normal course of its business, the Company encounters two significant types of risk: economic and regulatory.  There are three main components of economic risk: interest rate risk, credit risk, and market risk.  The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on different bases, than its interest-earning assets.  Credit risk is the risk of default on the Company’s loan portfolio that results from borrowers’ inability or unwillingness to make contractually required payments.  Market risk reflects changes in the value of collateral underlying loans receivable, the valuation of real estate held by the Company, and the valuation of loans held for sale and mortgage-backed securities available for sale.  The Company is subject to the regulations of various government agencies.  These regulations can and do change significantly from period to period.  The Company also undergoes periodic examinations by the bank regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions, resulting from the regulators’ judgments based on information available to them at the time of their examination.

(t)	Reclassifications
Certain amounts in prior years’ consolidated financial statements have been reclassified to conform to current period classifications.